SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                             RULE 24F-2 NOTICE

                                    FOR

                          TRUST FOR CREDIT UNIONS
                           (Name of Registrant)

                             4900 Sears Tower
                          Chicago, Illinois 60606
                  (Address of principal executive office)

          MONEY MARKET PORTFOLIO UNITS, $.001 par value per unit
      GOVERNMENT SECURITIES PORTFOLIO UNITS, $.001 par value per unit
       MORTGAGE SECURITIES PORTFOLIO UNITS, $.001 par value per unit
     TARGET MATURITY PORTFOLIO (1996) UNITS, $.001 par value per unit TARGET MATURITY PORTFOLIO (FEB 97) UNITS, $.001 par value per unit TARGET MATURITY PORTFOLIO (MAY 97) UNITS, $.001 par value per unit
        (Title of securities with respect to which Notice is filed)

                             File No. 33-18781

1.   Fiscal year for which Notice is filed: Fiscal year ended
     August 31, 1995.

2. Number or amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remained unsold at the beginning of such fiscal year:

                                   None

3. Number or amount of securities, if any, registered during such fiscal year other than pursuant to Rule 24f-2:
                                      Units          Amount($)
                                      436,161,698  690,405,720

4.   Number or amount of securities sold during such fiscal year:
                                      Units          Amount($)
     Money Market Portfolio Units     3,043,450,086* 3,043,450,086*
     Government Securities Portfolio
          Units                           2,179,482*    21,279,121*
     Mortgage Securities Portfolio
          Units                             807,374*     7,814,480*
     Target Maturity Portfolio
          (1996) Units                            0*             0*
     Target Maturity Portfolio
          (Feb 97) Units                          0*             0*
     Target Maturity Portfolio
          (May 97) Units                          0*             0*

                          TOTAL       3,046,436,942* 3,072,543,687*

5. Number or amount of securities sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                      Units          Amount($)
     Money Market Portfolio Units     2,885,160,983  2,885,160,983
     Government Securities Portfolio
          Units                           9,662,680     93,957,586
     Mortgage Securities Portfolio
          Units                           3,664,116     34,931,625
     Target Maturity Portfolio
          (1996) Units                       50,000        465,411
     Target Maturity Portfolio
          (Feb 97) Units                    300,000      2,821,023
     Target Maturity Portfolio
          (May 97) Units                    600,000      5,964,428

                          TOTAL       2,899,437,779  3,023,301,056

6.   Number or amount of securities redeemed during such fiscal year:
                                      Units          Amount($)
     Money Market Portfolio Units     2,885,160,983  2,885,160,983
     Government Securities Portfolio
          Units                           9,662,680     93,957,586
     Mortgage Securities Portfolio
          Units                           3,664,116     34,931,625
     Target Maturity Portfolio
          (1996) Units                       50,000        465,411
     Target Maturity Portfolio
          (Feb 97) Units                    300,000      2,821,023
     Target Maturity Portfolio
          (May 97) Units                    600,000      5,964,428

                          TOTAL       2,899,437,779  3,023,301,056

* Excludes Units issued upon reinvestment of dividends.


     (a) For the fiscal year ended August 31, 1995, the actual aggregate sales price for which such securities of the Registrant were sold was $3,072,543,687. For the fiscal year ended August 31, 1995, the actual aggregate redemption price of securities of the Registrant redeemed by the Registrant was $3,023,301,056. $3,023,301,056 of such aggregate redemption price is herewith being used for the reduction contemplated by Rule 24f-2(c). $49,242,631 in 24(e)(1) units is being used by the Registrant to reduce fees otherwise payable
          under Rule 24f-2(c).   Pursuant to Rule 24f-2(c), the
          registration fee with respect to the securities sold is calculated as follows:

          Trust for Credit Unions:
           [($3,023,301,056 - $3,023,301,056) / 2900] = $0

     (b)  The required opinion of counsel is attached hereto.

Dated:  October 20, 1995


                                      TRUST FOR CREDIT UNIONS

                                          Scott M. Gilman

                                      By: Scott M. Gilman
                                          Treasurer